Supplemental Guarantor/Non-Guarantor Financial Information Supplemental Guarantor/Non-Guarantor Financial Information (Details 3) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	$ (513.0)	$ (149.0)	$ (71.2)	$ (44.1)	$ (561.2)	$ (19.1)	$ 87.1	$ (19.4)	$ (777.3)	$ (512.6)	$ (575.1)
Unrealized holding losses on available-for-sale securities									(3.7)	(12.3)	(15.5)
Reclassification for realized losses included in net (loss) income									(2.9)	(12.8)	(22.5)
Net change in unrealized (losses) gains on available-for-sale securities									(0.8)	0.5	7.0
(Decrease) increase in fair value of cash flow hedges									(195.0)	(333.6)	350.4
Reclassification for realized gains (losses) included in net (loss) income									10.2	209.6	298.6
Net unrealized (losses) gains on cash flow hedges									(205.2)	(543.2)	51.8
Prior service credit (cost) for the period									11.4	(1.4)	20.1
Net actuarial (loss) gain for the period									(142.7)	110.9	0.0
Amortization of actuarial loss and prior service cost included in net (loss) income									32.7	95.7	55.4
Postretirement plans and workers' compensation obligations									(98.6)	205.2	75.5
Foreign currency translation adjustment									(41.0)	(92.7)	19.1
Other comprehensive loss from investment in subsidiaries									0.0	0.0	0.0
Other comprehensive (loss) income, net of income taxes									(345.6)	(430.2)	153.4
Comprehensive loss									(1,122.9)	(942.8)	(421.7)
Less: Comprehensive income attributable to noncontrolling interests									9.7	12.3	10.6
Comprehensive loss attributable to common stockholders									(1,132.6)	(955.1)	(432.3)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income									(787.0)	(524.9)	(585.7)
Unrealized holding losses on available-for-sale securities									(3.7)	(12.2)	(15.5)
Reclassification for realized losses included in net (loss) income									(2.9)	(13.0)	(22.5)
Net change in unrealized (losses) gains on available-for-sale securities									(0.8)	0.8	7.0
(Decrease) increase in fair value of cash flow hedges									(225.9)	(368.4)	205.9
Reclassification for realized gains (losses) included in net (loss) income									(31.3)	109.0	249.1
Net unrealized (losses) gains on cash flow hedges									(194.6)	(477.4)	(43.2)
Prior service credit (cost) for the period									0.0	0.0	0.0
Net actuarial (loss) gain for the period									0.0	0.0	0.0
Amortization of actuarial loss and prior service cost included in net (loss) income									0.0	0.0	0.0
Postretirement plans and workers' compensation obligations									0.0	0.0	0.0
Foreign currency translation adjustment									0.0	0.0	0.0
Other comprehensive loss from investment in subsidiaries									(150.2)	46.4	189.6
Other comprehensive (loss) income, net of income taxes									(345.6)	(430.2)	153.4
Comprehensive loss									(1,132.6)	(955.1)	(432.3)
Less: Comprehensive income attributable to noncontrolling interests									0.0	0.0	0.0
Comprehensive loss attributable to common stockholders									(1,132.6)	(955.1)	(432.3)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income									137.7	345.4	566.9
Unrealized holding losses on available-for-sale securities									0.0	0.0	0.0
Reclassification for realized losses included in net (loss) income									0.0	0.0	0.0
Net change in unrealized (losses) gains on available-for-sale securities									0.0	0.0	0.0
(Decrease) increase in fair value of cash flow hedges									0.0	0.0	0.0
Reclassification for realized gains (losses) included in net (loss) income									0.0	0.0	0.0
Net unrealized (losses) gains on cash flow hedges									0.0	0.0	0.0
Prior service credit (cost) for the period									11.4	(1.4)	20.1
Net actuarial (loss) gain for the period									(150.2)	103.8	(0.9)
Amortization of actuarial loss and prior service cost included in net (loss) income									35.5	95.8	54.5
Postretirement plans and workers' compensation obligations									(103.3)	198.2	73.7
Foreign currency translation adjustment									0.0	0.0	0.0
Other comprehensive loss from investment in subsidiaries									0.0	0.0	0.0
Other comprehensive (loss) income, net of income taxes									(103.3)	198.2	73.7
Comprehensive loss									34.4	543.6	640.6
Less: Comprehensive income attributable to noncontrolling interests									0.0	0.0	0.0
Comprehensive loss attributable to common stockholders									34.4	543.6	640.6
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income									(559.1)	(605.6)	(1,276.3)
Unrealized holding losses on available-for-sale securities									0.0	(0.1)	0.0
Reclassification for realized losses included in net (loss) income									0.0	0.2	0.0
Net change in unrealized (losses) gains on available-for-sale securities									0.0	(0.3)	0.0
(Decrease) increase in fair value of cash flow hedges									30.9	34.8	144.5
Reclassification for realized gains (losses) included in net (loss) income									41.5	100.6	49.5
Net unrealized (losses) gains on cash flow hedges									(10.6)	(65.8)	95.0
Prior service credit (cost) for the period									0.0	0.0	0.0
Net actuarial (loss) gain for the period									7.5	7.1	0.9
Amortization of actuarial loss and prior service cost included in net (loss) income									(2.8)	(0.1)	0.9
Postretirement plans and workers' compensation obligations									4.7	7.0	1.8
Foreign currency translation adjustment									(41.0)	(92.7)	19.1
Other comprehensive loss from investment in subsidiaries									0.0	0.0	0.0
Other comprehensive (loss) income, net of income taxes									(46.9)	(151.8)	115.9
Comprehensive loss									(606.0)	(757.4)	(1,160.4)
Less: Comprehensive income attributable to noncontrolling interests									9.7	12.3	10.6
Comprehensive loss attributable to common stockholders									(615.7)	(769.7)	(1,171.0)
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income									431.1	272.5	720.0
Unrealized holding losses on available-for-sale securities									0.0	0.0	0.0
Reclassification for realized losses included in net (loss) income									0.0	0.0	0.0
Net change in unrealized (losses) gains on available-for-sale securities									0.0	0.0	0.0
(Decrease) increase in fair value of cash flow hedges									0.0	0.0	0.0
Reclassification for realized gains (losses) included in net (loss) income									0.0	0.0	0.0
Net unrealized (losses) gains on cash flow hedges									0.0	0.0	0.0
Prior service credit (cost) for the period									0.0	0.0	0.0
Net actuarial (loss) gain for the period									0.0	0.0	0.0
Amortization of actuarial loss and prior service cost included in net (loss) income									0.0	0.0	0.0
Postretirement plans and workers' compensation obligations									0.0	0.0	0.0
Foreign currency translation adjustment									0.0	0.0	0.0
Other comprehensive loss from investment in subsidiaries									150.2	(46.4)	(189.6)
Other comprehensive (loss) income, net of income taxes									150.2	(46.4)	(189.6)
Comprehensive loss									581.3	226.1	530.4
Less: Comprehensive income attributable to noncontrolling interests									0.0	0.0	0.0
Comprehensive loss attributable to common stockholders									$ 581.3	$ 226.1	$ 530.4